INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	As of December 31,
	2021	2022
	RMB	RMB
Raw materials	123,940	290,121
Work-in-process	91,898	180,367
Finished goods	160,406	176,364
Inventories	376,244	646,852